Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Operating activities
General and administrative expenses	¥ (2,732)	$ (393)	¥ (2,803)	¥ (2,148)
Non-operating (expenses) income:
Dividend income | ¥				3,866
Interest income	2,617	377	86	137
Interest expense	(682)	(98)	(563)	(552)
Net realized gain (loss) on investments	(1,258)	(181)	(409)	919
Unrealized (loss) gain on trading securities still held at the balance sheet date	2,424	349	9,966	(4,045)
Exchange (loss) gain	244	35	(2,215)	(667)
Profit (loss) before income tax	613	89	4,062	(2,490)
Income tax expense (note 5)	0	0	0	0
Net (loss) income	613	89	4,062	(2,490)
Other comprehensive income, net of tax
Foreign currency translation adjustment	47,437	6,832	26,046	11,328
Change in unrealized losses	(2,968)	(427)	(2,811)	(1,377)
Net change	44,469	6,405	23,235	9,951
Total comprehensive income	¥ 45,082	$ 6,494	¥ 27,297	¥ 7,461
(Loss) Earnings per common share Basic and diluted | (per share)	¥ 0.07	$ 0.01	¥ 0.45	¥ (0.28)
Weighted average number of shares used in the calculation of (loss) earnings per common share Basic and diluted | shares	9,017,310	9,017,310	9,017,310	9,017,310